UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   August 1, 2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  27,166



List of Other Included Managers:

No.  13F File Number    Name

NAME OF ISSUER            TITLE OF CLASS        CUSIP           VALUE (X$1000)  SHARES/PSH/PPUT/CINVSTMT SOLE 		SHARED  NONE
Exxon Mobil Corporation   COM                   30231G102                   2822   34685SH       SOLE            		34685
Sterling Bancshares Inc   COM                   858907108                   1464  179498SH       SOLE            		179498
Abbott Laboratories       COM                   2824100                     1443   27425SH       SOLE            		27425
Deere & Co                COM                   244199105                   1222   14825SH       SOLE            		14825
Bristol-Myers Squibb Co   COM                   110122108                    948   32737SH       SOLE            		32737
Conocophillips            COM                   20825C104                    946   12590SH       SOLE            		12590
A T & T Inc New           COM                   00206R102                    939   29912SH       SOLE            		29912
Verizon Communications    COM                   92343V104                    910   24462SH       SOLE            		24462
Pepsico Incorporated      COM                   713448108                    872   12392SH       SOLE            		12392
Coca Cola Company         COM                   191216100                    853   12679SH       SOLE            		12679
Proshs Ultrashrt S&P      COM                   74347R883                    789   38250SH       SOLE            		38250
Intel Corp                COM                   458140100                    764   34500SH       SOLE            		34500
Altria Group Inc          COM                   02209S103                    727   27553SH       SOLE            		27553
Fluor Corporation New     COM                   343412102                    719   11125SH       SOLE            		11125
Freeport Mcmoran Copper   COM                   35671D857                    683   12925SH       SOLE            		12925
Spdr Gold TRUST           COM                   78463V107                    667    4575SH       SOLE            		4575
Johnson & Johnson         COM                   478160104                    658    9902SH       SOLE            		9902
Monsanto Co New Del       COM                   61166W101                    649    8950SH       SOLE            		8950
Weatherford Intl Ltd      COM                   H27013103                    636   33950SH       SOLE            		33950
Allegiance Bancshares     COM                   01748H107                    627   41833SH       SOLE            		41833
Piedmont Office Rlty Tr   COM                   720190206                    600   29471SH       SOLE            		29471
Alcoa Inc                 COM                   13817101                     558   35200SH       SOLE            		35200
Emerson Electric Co       COM                   291011104                    497    8850SH       SOLE            		8850
General Electric Company  COM                   369604103                    493   26149SH       SOLE            		26149
Proshs Ultrashort Lehman  COM                   74347R297                    456   13225SH       SOLE            		13225
Procter & Gamble          COM                   742718109                    432    6802SH       SOLE            		6802
Powershs Db Multi Sector  COM                   73936B408                    391   12350SH       SOLE            		12350
Wal-Mart Stores Inc       COM                   931142103                    341    6429SH       SOLE            		6429
Qualcomm Inc              COM                   747525103                    331    5839SH       SOLE            		5839
Kinder Morgan Energy Lp   COM                   494550106                    308    4247SH       SOLE            		4247
Nucor Corp                COM                   670346105                    302    7350SH       SOLE            		7350
3m Company                COM                   88579Y101                    284    3000SH       SOLE            		3000
Cummins Inc               COM                   231021106                    274    2650SH       SOLE            		2650
Annaly Capital Mgmt       COM                   35710409                     272   15105SH       SOLE            		15105
Du Pont E I De Nemour&Co  COM                   263534109                    271    5014SH       SOLE            		5014
Pfizer Incorporated       COM                   717081103                    266   12921SH       SOLE            		12921
Intl Business Machines    COM                   459200101                    260    1520SH       SOLE            		1520
Mc Donalds Corp           COM                   580135101                    255    3025SH       SOLE            		3025
E M C Corp Mass           COM                   268648102                    234    8500SH       SOLE            		8500
Clorox Company            COM                   189054109                    221    3290SH       SOLE            		3290
Chevron Corporation       COM                   166764100                    211    2054SH       SOLE            		2054
Merck & Co Inc New        COM                   58933Y105                    209    5925SH       SOLE            		5925
Cisco Systems Inc         COM                   17275R102                    193   12408SH       SOLE            		12408